Revised Financial Statements (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from continuing operations:
Service revenues	$ 1,366,246	$ 2,229,416	$ 2,340,996
Total revenues	2,066,288	2,895,970	3,046,018
Costs and expenses from continuing operations:
Cost of services sold	1,149,360	1,771,078	1,861,380
Cost of products sold	494,510	467,816	486,154
Selling, general and administrative expenses	284,737	482,117	502,789
Research and development expenses	5,467	10,166	9,424
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	5,103	292,326	0
Other expenses	57,824	15,110	104,792
Total costs and expenses	1,997,001	3,038,613	3,229,577
Operating income from continuing operations	69,287	(142,643)	(183,559)
Income from continuing operations before income taxes and equity loss	14,138	(191,176)	(227,264)
Income tax expense	(30,366)	(31,975)	(31,678)
Loss from continuing operations	(17,786)	(221,603)	(258,378)
Net loss	(17,676)	(223,095)	(259,297)
Net loss attributable to Harsco Corporation common stockholders	(22,171)	(232,848)	(259,808)
Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	(22,281)	(231,356)	(258,889)
Basic loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ (0.28)	$ (2.86)	$ (3.21)
Basic loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ (0.27)	$ (2.88)	$ (3.22)
Diluted loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ (0.28)	$ (2.86)	$ (3.21)
Diluted loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ (0.27)	$ (2.88)	$ (3.22)
As Previously Reported
Revenues from continuing operations:
Service revenues	1,365,696	2,229,966
Total revenues	2,065,738	2,896,520
Costs and expenses from continuing operations:
Cost of services sold	1,151,842	1,766,730	1,861,732
Cost of products sold	494,944	467,485	487,784
Selling, general and administrative expenses	285,252	481,052	503,339
Research and development expenses	6,348	9,570	9,139
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	6,057	291,372
Other expenses			93,776
Total costs and expenses	2,002,267	3,031,319	3,220,808
Operating income from continuing operations	63,471	(134,799)	(174,790)
Income from continuing operations before income taxes and equity loss	8,322	(183,332)	(218,495)
Income tax expense	(27,171)	(34,912)	(35,251)
Loss from continuing operations	(20,407)	(216,696)	(253,182)
Net loss	(20,297)	(218,188)	(254,101)
Net loss attributable to Harsco Corporation common stockholders	(24,792)	(227,941)	(254,612)
Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	(24,902)	(226,449)	(253,693)
Basic loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ (0.31)	$ (2.80)	$ (3.15)
Basic loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ (0.31)	$ (2.82)	$ (3.16)
Diluted loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ (0.31)	$ (2.80)	$ (3.15)
Diluted loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ (0.31)	$ (2.82)	$ (3.16)
Revision
Revenues from continuing operations:
Service revenues	550	(550)
Total revenues	550	(550)
Costs and expenses from continuing operations:
Cost of services sold	(2,482)	4,348	(352)
Cost of products sold	(434)	331	(1,630)
Selling, general and administrative expenses	(515)	1,065	(550)
Research and development expenses	(881)	596	285
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	(954)	954
Other expenses			11,016
Total costs and expenses	(5,266)	7,294	8,769
Operating income from continuing operations	5,816	(7,844)	(8,769)
Income from continuing operations before income taxes and equity loss	5,816	(7,844)	(8,769)
Income tax expense	(3,195)	2,937	3,573
Loss from continuing operations	2,621	(4,907)	(5,196)
Net loss	2,621	(4,907)	(5,196)
Net loss attributable to Harsco Corporation common stockholders	2,621	(4,907)	(5,196)
Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	$ 2,621	$ (4,907)	$ (5,196)
Basic loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ 0.03	$ (0.06)	$ (0.06)
Basic loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ 0.03	$ (0.06)	$ (0.06)
Diluted loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ 0.03	$ (0.06)	$ (0.06)
Diluted loss per share attributable to Harsco Corporation common stockholders (in dollars per share)	$ 0.03	$ (0.06)	$ (0.06)